Related Party Transactions (Details Narrative) - USD ($)		12 Months Ended
	Feb. 09, 2023	Mar. 31, 2023	Mar. 31, 2022	Jan. 30, 2023	Oct. 19, 2022	Oct. 15, 2022	Oct. 29, 2021
Related Party Transaction [Line Items]
Accrued expense related parties		$ 6,000	$ 21,000
Accrued non cash compensation		6,000
Officers compensation		$ 60,000	60,000
Share price		$ 0.02					$ 0.20
Deposits into trust account							$ 127,765,000
Marketable securities held in Trust Account		$ 9,160,803	127,760,867
Working capital loans		$ 1,500,000
Debt conversion price		$ 10.00
Working capital loans outstanding		$ 0	0
Sponsor Affiliate Notes [Member]
Related Party Transaction [Line Items]
Debt instrument face amount	$ 300,000					$ 1,265,000
Deposits into trust account				$ 50,000	$ 1,265,000
Sponsor [Member]
Related Party Transaction [Line Items]
Loans payable		1,865,000	500,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Proceeds from unsecured notes payable		500,000
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Accrued liabilities		15,000	$ 0
Chief Financial Officer [Member] | Starting from August 1, 2020 [Member]
Related Party Transaction [Line Items]
Officers compensation		$ 5,000
Officers and Directors [Member]
Related Party Transaction [Line Items]
Stock issued during period shares new issues, shares		300,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount	300,000
Periodic payment	50,000
Marketable securities held in Trust Account	100,000
Deposit held in trust account	$ 100,000